Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Classes of current inventories [abstract]
Supplies and parts	$ 1,714	$ 1,734
Antibodies	194	190
Work in process	187	215
Inventories	$ 2,095	$ 2,139